Note 15 - Earnings Per Common Share (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Accretion of Redemption Discount (in Dollars)	$ 1.2
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	546,521	158,375